Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Age Analysis of Past Due Loan Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Impaired_Loans	Dec. 31, 2011 Impaired_Loans	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Current	$ 1,487,781,000	$ 1,397,758,000
30-59 Days Past Due	16,383,000	11,681,000
60-89 Days Past Due	9,667,000	3,859,000
90 Days Past Due and Greater	14,966,000	23,370,000
Total Past Due	41,016,000	38,910,000
Total loans receivable	1,528,797,000	1,436,668,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	220,000	692,000
Transfer of loans to foreclosed assets	2,778,000	5,336,000	3,372,000
Loan receivables, transitioned from current to past-due	19,111,000	13,505,000
Reserve for loan receivables	7,120,000	3,630,000
Number of impaired loans	7	4
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	368,769,000	317,016,000
30-59 Days Past Due	1,096,000	696,000
60-89 Days Past Due	3,256,000	1,083,000
90 Days Past Due and Greater	3,867,000	3,193,000
Total Past Due	8,219,000	4,972,000
Total loans receivable	376,988,000	321,988,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	30,000	0
Loan receivables, transitioned from current to past-due	5,656,000	1,000,000
Reserve for loan receivables	2,399,000	1,000,000
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	92,202,000	81,532,000
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days Past Due and Greater	0	0
Total Past Due	0	0
Total loans receivable	92,202,000	81,532,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Reserve for loan receivables	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	265,817,000	274,720,000
30-59 Days Past Due	610,000	2,423,000
60-89 Days Past Due	353,000	328,000
90 Days Past Due and Greater	1,592,000	1,901,000
Total Past Due	2,555,000	4,652,000
Total loans receivable	268,372,000	279,372,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Loan receivables, transitioned from current to past-due	1,451,000	492,000
Reserve for loan receivables	1,451,000	30,000
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	89,250,000	94,160,000
30-59 Days Past Due	4,251,000	470,000
60-89 Days Past Due	4,318,000	219,000
90 Days Past Due and Greater	2,580,000	8,304,000
Total Past Due	11,149,000	8,993,000
Total loans receivable	100,399,000	103,153,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	188,000	0
Loan receivables, transitioned from current to past-due	7,833,000	12,013,000
Reserve for loan receivables	2,470,000	2,600,000
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	386,821,000	354,818,000
30-59 Days Past Due	3,846,000	2,191,000
60-89 Days Past Due	78,000	1,272,000
90 Days Past Due and Greater	3,659,000	6,124,000
Total Past Due	7,583,000	9,587,000
Total loans receivable	394,404,000	364,405,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Loan receivables, transitioned from current to past-due	4,171,000	0
Reserve for loan receivables	800,000	0
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	76,587,000	75,841,000
30-59 Days Past Due	4,303,000	4,587,000
60-89 Days Past Due	1,252,000	607,000
90 Days Past Due and Greater	1,757,000	2,905,000
Total Past Due	7,312,000	8,099,000
Total loans receivable	83,899,000	83,940,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	621,000
Reserve for loan receivables	0	0
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	208,335,000	199,671,000
30-59 Days Past Due	2,277,000	1,314,000
60-89 Days Past Due	410,000	350,000
90 Days Past Due and Greater	1,511,000	943,000
Total Past Due	4,198,000	2,607,000
Total loans receivable	212,533,000	202,278,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	2,000	71,000
Reserve for loan receivables	0	0
Improvement to Current Status [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	18,900,000
Current at Previous Fiscal Year End [Member]
Financing Receivable, Recorded Investment [Line Items]
30-59 Days Past Due	13,400,000
60-89 Days Past Due	9,100,000
90 Days Past Due and Greater	6,100,000
Total Past Due	28,600,000
Number of impaired loans	3
Current at Previous Fiscal Year End [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan receivables, transitioned from current to past-due	2,500,000
Reserve for loan receivables	1,000,000
Current at Previous Fiscal Year End [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Reserve for loan receivables	300,000
Charged Off [Member]
Financing Receivable, Recorded Investment [Line Items]
Write-off of financing receivable	4,400,000
Transition to Foreclosed Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Transfer of loans to foreclosed assets	2,700,000
Charged off or Transferred to Foreclosed Assets [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Write-off of financing receivable	1,300,000
Charged off or Transferred to Foreclosed Assets [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Write-off of financing receivable	$ 1,700,000